Preferred Stock Loan (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Feb. 17, 2023	Feb. 03, 2023
Discount rate		8.00%	8.00%
Cytovia Therapeutics Inc [Member]
Proceeds from Preferred Stock Loan	$ 195,802
Discount rate	30.00%